Pensions and Other Post Employment Benefit Plans	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Pensions and Other Post Employment Benefit Plans
12.
PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT PLANS

The Company’s Swiss pension plan is classified as a defined benefit plan under IFRS Accounting Standards. Employees of the Icelandic, French, Hong Kong and American subsidiaries are covered by local post-retirement defined contribution plans.

(A)
Iceland pension

Pension costs are charged to the consolidated statements of loss when incurred. Iceland pension expenses of CHF 0.1 million were recorded in 2023, 2022 and 2021.

(B)
French retirement plan

Pension costs are charged to the consolidated statements of loss when incurred. In 2023, pension costs amounted to CHF 41 thousand, CHF 42 thousand in 2022 and CHF 47 thousand in 2021.

(C)
U.S. retirement plan

The U.S. entity adopted a 401(k) defined contribution plan effective December 1, 2020. Accrued employer contribution was CHF 48 thousand for 2023. There were no employer contributions made in 2022 and 2021.

(D)
Hong Kong

Pension costs are charged to the consolidated statements of loss when incurred. CHF 3 thousand and CHF 4 thousand were recorded related to Hong Kong pension expenses in 2023 and 2022. The subsidiary in Hong Kong did not employ any personnel in 2021. Consequently, there was no pension expense in 2021.

(E)
Switzerland pension plan

The Company’s Swiss entity is affiliated to a collective foundation administrating the pension plans of various unrelated employers that qualifies as defined benefit plan under IAS 19. For employees in Switzerland, the pension fund provides post-employment, death-in-service and disability benefits in accordance with the Swiss Federal Law on Occupational Retirement, Survivor’s and Disability Pension Plans which specifies the minimum benefits that are to be provided.

The pension plan of the Company’s Swiss entity is fully segregated from the ones of other participating employers. The collective foundation has reinsured all risks with an insurance company. The most senior governing body of the collective foundation is the Board of Trustees. All governing and administration bodies have an obligation to act in the interests of the plan beneficiaries.

The retirement benefits are based on the accumulated retirement capital, which is made of the yearly contributions towards the old age risk by both employer and employee and the interest thereon until retirement. The employee contributions are determined based on the insured salary, depending on the age, staff level and saving amount of the beneficiary. The interest rate is determined annually by the governing body of the collective plan in accordance with the legal framework, which defines the minimum interest rates.

If an employee leaves the pension plan before reaching retirement age, the law provides for the transfer of the vested benefits to a new pension plan. These vested benefits comprise the employee and the employer contributions plus interest, the money originally brought into the pension plan by the beneficiary and an additional legally stipulated amount. On reaching retirement age, the plan beneficiary may decide whether to withdraw the benefits in the form of an annuity or (entirely or partly) as a lump-sum payment. The annuity is calculated by multiplying the balance of the retirement capital with the applicable conversion rate.

All actuarial risks of the plan, e.g. old age, invalidity and death-in-service or investment, are fully covered by insurance. However, the collective foundation is able to withdraw from the contract with the Company at any time, in which case the Company would be required to join another pension plan. In addition, the risk premiums may be adjusted by the insurance company periodically.

The Company's Swiss pension plan is fully reinsured with Swiss Life (“Swiss Life Business Protect”), therefore the plan assets are 100% covered by an insurance contract. The insurance company bearing the investment risk is also making these investments on behalf of the collective foundation. As a result, the assets of the plan consist of a receivable from the insurance police.

The assets are invested by the pension plan, to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss Law. The insurance policy has been treated as a qualifying insurance policy and therefore the pension assets are presented as one asset and are not desegregated and presented in classes that distinguish the nature and risks of those assets.

The following tables summarize the components of net benefit expense recognized in the consolidated statements of loss, amounts recognized in the balance sheet and gains/(losses) recognized in other comprehensive loss.

in CHF thousands	For the years ended December 31,
Actuarial gains / (losses) recognized in other comprehensive loss:	2023	2022
On plan assets	(70)	26
On obligation	(738)	718
Total	(808)	744

in CHF thousands	For the years ended December 31,
Net benefit expense (recognized in personnel costs):	2023	2022
Current service cost	(391)	(446)
Interest cost on benefit obligation	(149)	(31)
Interest income	147	26
Impact of plan changes	-	37
Administration cost	(7)	(6)
Net benefit income / (expense)	(400)	(420)

in CHF thousands	As of December 31,
Benefit asset / (liability)	2023	2022
Defined benefit obligation	(9,930)	(6,494)
Fair value of plan assets	9,202	6,403
Net benefit asset / (liability)	(728)	(91)

The impact of plan changes relates mainly to the changes of applicable rates for converting mandatory savings when employees retire (see also below).

Changes in the present value of the defined benefit obligation are as follows:

	As of December 31,
in CHF thousands	2023	2022
Defined benefit obligation at January 1,	(6,494)	(5,666)
Interest cost	(149)	(31)
Current service cost	(391)	(446)
Administrative expenses	(7)	(6)
Contributions paid by participants	(3,710)	(1,686)
Employees' contributions	(247)	(185)
Benefits paid from plan assets	1,806	770
Impact of plan changes	-	37
Actuarial gains / (losses)	(738)	718
Defined benefit obligation at December 31,	(9,930)	(6,494)

Changes in the fair value of plan assets are as follows:

	As of December 31,
in CHF thousands	2023	2022
Fair value of plan assets at January 1,	6,403	4,821
Expected return	147	26
Contributions by employer	571	429
Employees' contributions	247	185
Benefits paid from plan assets	(1,806)	(770)
Contributions paid by participants	3,710	1,686
Actuarial gains / (losses)	(70)	26
Fair value of plan assets at December 31,	9,202	6,403

The Group expects to contribute CHF 0.6 million to its defined benefit pension plan in 2024. The average duration of the plan was 14.7 years and 14.0 years as of December 31, 2023 and 2022, respectively.

The principal assumptions used in determining pension benefit obligations for the Group's plan are shown below:

	As of December 31,
	2023	2022
Discount rate	1.45%	2.30%
Future salary increases	1.20%	1.20%
Future pensions increases	0.00%	0.00%
Retirement age	M65/F64	M65/F64
Demographic assumptions	BVG 2020 GT	BVG 2020 GT

In regard to the underlying estimates for the calculation of the defined benefit pension liabilities the Company updated, among other minor updates, the discount rate assumption to 1.45%, 2.30% and 0.35% as of December 31, 2023, 2022 and 2021, respectively. All the actuarial assumption changes resulted in an actuarial loss of defined benefit pension liabilities of CHF 0.8 million. The net result is an increase of defined benefit pension liabilities of CHF 0.1 million as of December 31, 2022 to CHF 0.7 million as of December 31, 2023. Other assumptions for defined benefit pension liabilities remain unchanged.

In 2023, the guaranteed interest to be credited to employees' savings was 1.00% (same as in 2022) for mandatory retirement savings, and 0.25% for supplementary retirement savings. Given current Swiss interest environment, the Company updated the estimated interest to be credited to employees’ savings up to 1.45%. The applicable rate for converting mandatory savings at age 65 for male and 64 for female employees retiring in 2023 was 6.20% and will be reduced to 5.90% for male and female for 2024 and 5.68% for women and 5.65% for men for 2025 and further reductions are expected in subsequent years. The rate for converting supplementary savings to an annuity remains stable at 4.49% for years 2023, 2024, 2025 and subsequent years for male employees and 4.54% in 2023, 2024 and 2025 and subsequent years for female employees.

Sensitivity analysis

A quantitative sensitivity analysis for significant assumptions as of December 31, 2023 and 2022 is shown below:

in CHF thousands	Discount rate		Future salary increase		Mortality assumptions
Assumptions as of December 31, 2023	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(9,582)	(10,317)	(9,980)	(9,880)	(10,039)	(9,811)
Decrease/(increase) from actual defined benefit obligation	348	(387)	(50)	50	(109)	119

Assumptions as of December 31, 2022	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(6,274)	(6,741)	(6,527)	(6,462)	(6,553)	(6,429)
Decrease/(increase) from actual defined benefit obligation	221	(247)	(32)	32	(58)	65

The sensitivity analysis above is subject to limitations and has been determined based on a method that extrapolates the impact on net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.